Summary of principal accounting policies (Details - DAKA revenue)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Product Information [Line Items]
Total revenue	$ 15,156,767	¥ 109,988,114	¥ 41,606,354
DAKA Merchant Membership Services Revenue [Member]
Product Information [Line Items]
Total revenue	$ 14,145,974	¥ 102,653,093	0
DAKA Merchant Membership Services Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%
DAKA Merchant Membership Services Revenue [Member] | Technical Service [Member]
Product Information [Line Items]
Total revenue	$ 7,287,085	¥ 52,880,190	0
DAKA Merchant Membership Services Revenue [Member] | Technical Service [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	51.50%	51.50%
DAKA Merchant Membership Services Revenue [Member] | Set Up Fee Revenue [Member]
Product Information [Line Items]
Total revenue	$ 6,778,381	¥ 49,188,679	0
DAKA Merchant Membership Services Revenue [Member] | Set Up Fee Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	47.90%	47.90%
DAKA Merchant Membership Services Revenue [Member] | Regional Agency Authorization Revenue [Member]
Product Information [Line Items]
Total revenue	$ 80,508	¥ 584,224	¥ 0
DAKA Merchant Membership Services Revenue [Member] | Regional Agency Authorization Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	0.60%	0.60%